Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2012
Vanguard Value Index Fund - Investor Shares | Vanguard Value Index Fund
Expense Example, No Redemption:
1 YEAR	$ 25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Growth Index Fund - Investor Shares | Vanguard Growth Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Small-Cap Index Fund - Investor Shares | Vanguard Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Total Stock Market Index Fund - Investor Shares | Vanguard Total Stock Market Index Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Extended Market Index Fund - Investor Shares | Vanguard Extended Market Index Fund
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
Vanguard Large-Cap Index Fund - Investor Shares | Vanguard Large-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Value Index Fund - Admiral Shares | Vanguard Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Growth Index Fund - Admiral Shares | Vanguard Growth Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Index Fund - Admiral Shares | Vanguard Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Total Stock Market Index Fund - Admiral Shares | Vanguard Total Stock Market Index Fund
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Extended Market Index Fund - Admiral Shares | Vanguard Extended Market Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Large-Cap Index Fund - Institutional Shares | Vanguard Large-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Mid-Cap Growth Index Fund - Investor Shares | Vanguard Mid-Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Mid-Cap Value Index Fund - Investor Shares | Vanguard Mid-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Total Stock Market Index Fund - Institutional Shares | Vanguard Total Stock Market Index Fund
Expense Example, No Redemption:
1 YEAR	4
3 YEAR	13
5 YEAR	23
10 YEAR	51
Vanguard Extended Market Index Fund - Institutional Shares | Vanguard Extended Market Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Small-Cap Index Fund - Institutional Shares | Vanguard Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Mid-Cap Index Fund - Investor Shares | Vanguard Mid-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Small-Cap Value Index Fund - Investor Shares | Vanguard Small-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Small-Cap Growth Index Fund - Investor Shares | Vanguard Small-Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Mid-Cap Index Fund - Institutional Shares | Vanguard Mid-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Small-Cap Value Index Fund - Institutional Shares | Vanguard Small-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Small-Cap Growth Index Fund - Institutional Shares | Vanguard Small-Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Value Index Fund - Institutional Shares | Vanguard Value Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Growth Index Fund - Institutional Shares | Vanguard Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Mid-Cap Growth Index Fund - ETF Shares | Vanguard Mid-Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Value Index Fund - ETF Shares | Vanguard Mid-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Value Index Fund - ETF Shares | Vanguard Small-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Growth Index Fund - ETF Shares | Vanguard Small-Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Index Fund - ETF Shares | Vanguard Mid-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Large-Cap Index Fund - ETF Shares | Vanguard Large-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Extended Market Index Fund - ETF Shares | Vanguard Extended Market Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Value Index Fund - ETF Shares | Vanguard Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Growth Index Fund - ETF Shares | Vanguard Growth Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Index Fund - ETF Shares | Vanguard Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Total Stock Market Index Fund - ETF Shares | Vanguard Total Stock Market Index Fund
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Total Stock Market Index Fund - Signal Shares | Vanguard Total Stock Market Index Fund
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Extended Market Index Fund - Signal Shares | Vanguard Extended Market Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Large-Cap Index Fund - Signal Shares | Vanguard Large-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Index Fund - Signal Shares | Vanguard Mid-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Index Fund - Signal Shares | Vanguard Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Value Index Fund - Signal Shares | Vanguard Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Growth Index Fund - Signal Shares | Vanguard Growth Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Index Fund - Institutional Plus Shares | Vanguard Mid-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	6
3 YEAR	19
5 YEAR	34
10 YEAR	77
Vanguard Extended Market Index Fund - Institutional Plus Shares | Vanguard Extended Market Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Index Fund - Institutional Plus Shares | Vanguard Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	6
3 YEAR	19
5 YEAR	34
10 YEAR	77
Vanguard Large-Cap Index Fund - Admiral Shares | Vanguard Large-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Growth Index Fund - Admiral Shares | Vanguard Mid-Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Value Index Fund - Admiral Shares | Vanguard Mid-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Index Fund - Admiral Shares | Vanguard Mid-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Value Index Fund - Admiral Shares | Vanguard Small-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Growth Index Fund - Admiral Shares | Vanguard Small-Cap Growth Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128